Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Secured Term Loan Facilities	The following table shows the breakdown of all secured term loan facilities and total deferred financing costs split between current and non-current liabilities at December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$101,558	$122,684
Less: current portion of deferred financing costs	(2,549)	(2,990)
Current portion of secured term loan facilities, net of deferred financing costs	$99,009	$119,694
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$612,349	$731,486
Amount due to related parties*	$48,140	$44,701
Less: non-current portion of deferred financing costs	$(4,011)	$(5,421)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$656,478	$770,766
*    Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.
The following table shows the breakdown of our senior unsecured bond and total deferred financing costs as of December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Senior Unsecured Bond
Total Bond cost	$100,000	$100,000
Less deferred financing costs	(1,057)	(860)
Total Bond, net of deferred financing costs	$98,943	$99,140